Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - Breeze Holdings Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (2,304,638)	$ (2,549,111)
Denominator:
Weighted average shares of Common Stock	4,145,884	4,427,788
Basic net loss per share of Common Stock	$ (0.56)	$ (0.58)
Diluted net loss per share of Common Stock	$ (0.56)	$ (0.58)